COMMON SHARES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
EQUITY
Summary of common shares reserved for future issuance

	June 30,	December 31,
	2022	2021
Warrants	1,560,588	1,560,588
Series 1 Convertible Preferred Shares	1,166,667	—
Convertible debt	—	1,166,667
Options issued and outstanding under stock option plan	834,691	738,037
Deferred share units	1,061	1,061
Common Shares available for grant under stock option plan	185,144	281,798
Total Common Shares reserved for future issuance	3,748,151	3,748,151

	December 31,
	2021	2020
Warrants	1,560,588	619,429
Convertible debt	1,166,667	—
Special Warrants	—	540,653
Options issued and outstanding under stock option plan	738,037	646,195
Deferred share units	1,061	1,061
Common shares available for grant under stock option plan	281,798	173,120
Total common shares reserved for future issuance	3,748,151	1,980,458

Summary of fair value of the warrant liability

June 30,
2022
Balance at December 31, 2021	$1,871,687
Change in fair value of the warrant liability	(267,742)
Foreign exchange loss	1,075
Balance at June 30, 2022	$1,605,020

December 31,
2021
Balance at December 31, 2020	$—
Warrant liability at issuance	2,739,221
Change in fair value of the warrant liability	(840,555)
Foreign exchange gain	(26,979)
Balance at December 31, 2021	$1,871,687

December 31,
2021
Balance at December 31, 2020	$—
Warrant liability at issuance	2,739,221
Change in fair value of the warrant liability	(840,555)
Foreign exchange gain	(26,979)
Balance at December 31, 2021	$1,871,687